NET INCOME PER COMMON SHARE (Summary of Net Income per Common Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NET INCOME PER COMMON SHARE [Abstract]
Net income (loss) applicable to controlling interests	$ (435.1)	$ 91.6
Less: Preferred share dividends	(66.6)	(61.3)
Net income (loss) applicable to common shares	$ (501.7)	$ 30.3
Weighted average number of common shares outstanding	222.6	171.0
Dilutive equity instruments	0.1	0.3
Weighted average number of common shares outstanding - diluted	222.7	171.3
Basic net income (loss) per common share	$ (2.25)	$ 0.18
Diluted net income (loss) per common share	$ (2.25)	$ 0.18
Anti-dilutive share options excluded from diluted income per share	4.0	2.8